UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2011



[LOGO OF USAA]
   USAA(R)





                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]




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       SEMIANNUAL REPORT
       USAA TOTAL RETURN STRATEGY FUND
       JUNE 30, 2011

 ===============================================




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

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PRESIDENT'S MESSAGE

"IN MY VIEW, THE REPORTING PERIOD IS
A REMINDER THAT SOME OF THE GREATEST               [PHOTO OF DANIEL S. McNAMARA]
INVESTMENT CHALLENGES ARE UNFORESEEN"

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AUGUST 2011

The six-month reporting period was dominated by a series of dramatic global events. At the beginning of January, it was widely believed that the U.S. economy was solidly on the road to recovery. However, investor confidence faltered as political unrest emerged in Tunisia and spread to other nations in North Africa and the Middle East. Oil prices rose in response, threatening to derail global economic growth.

Meanwhile, the U.S. economic recovery slowed. Home prices softened in many markets as mortgage lenders renewed their foreclosure filings. At the same time, the employment picture remained cloudy at best. While jobs were created during the period, the slow pace of job growth did not allow the U.S. unemployment rate to improve.

During March, Japan experienced a massive earthquake followed by a tsunami. The terrible toll on human life and on that nation's infrastructure, including emergencies at some nuclear power plants, led to speculation about the potential impact of the disaster on companies that do business in or with Japan. It also led to supply disruptions that slowed worldwide economic growth during the second quarter. As of this writing, the impact on the financial markets has been minimal.

Throughout the reporting period, a steady stream of bad news emanated from European peripheral nations. Indeed, the health of the entire global financial system has been stressed by the European Union's (EU) fiscal challenges. Despite loan packages from the EU and the International Monetary Fund, some European countries continue to struggle with large debt burdens, in both the public and private sectors, and growing social unrest in response to austerity measures.

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

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Amidst all this turmoil, the financial markets produced solid results. Most notable was investors' "risk on, risk off" behavior as they shifted back and forth between the perceived safety of U.S. Treasuries and the higher expected returns of riskier securities such as stocks. Overall, however, stocks took matters in stride, largely because of better-than-expected corporate earnings. U.S. corporate profits have been strong and many companies are well positioned to weather the economic uncertainties.

In the taxable bond market, investors continued to seek income wherever they could find it. As promised, the Federal Reserve (the Fed) ended its "QE2" program of purchasing $600 billion of long-term U.S. Treasuries. While many observers had expected Treasury prices to fall in anticipation of the Fed's exit from the market, prices remained higher than expected (and yields lower), perhaps as a result of flight-to-safety buying related to Europe's debt woes. At the same time, investors continued to bid up securities which pay a premium to U.S. Treasuries (corporate bonds, for example) and these sectors did well.

In my view, the reporting period is a reminder that some of the greatest investment challenges are unforeseen. All the more reason, I believe, to remain vigilant and to make decisions based on the tenets of a long-term investment plan, not the noise of the latest headline. At USAA Investment Management Company, we will work hard to help you meet your goals. We are proud of what we have been able to achieve for our shareholders in all kinds of market environments. From all of us here at USAA, we thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

FUND RECOGNITION                                                               6

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

   Portfolio of Investments                                                   12

   Notes to Portfolio of Investments                                          28

   Financial Statements                                                       30

   Notes to Financial Statements                                              33

EXPENSE EXAMPLE                                                               50

ADVISORY AGREEMENTS                                                           52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

SEEKS A POSITIVE RETURN EVERY CALENDAR YEAR AND OVER THE LONG TERM (FIVE YEARS AND MORE) TO ACHIEVE RETURNS GREATER THAN THE S&P 500 INDEX WITH LESS RISK.

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TYPES OF INVESTMENTS

One portion of the Fund's assets is shifted among stocks, investment-grade bonds, or cash equivalents, generally investing at any given time in either (1) stocks through the use of stock-based exchange-traded funds (ETFs), (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds. Another portion of the Fund's assets is invested in long and short positions of common stock of large U.S. companies. The Fund also may utilize an index option-based strategy and a global tactical asset allocation strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company*                 QS Investors, LLC
                                                         U.S. Stocks
    JOHN P. TOOHEY, CFA
    WASIF A. LATIF                                       ROBERT WANG
    Exchange-Traded Funds                                RUSSELL SHTERN, CFA
    Option-based Risk Management Strategy

    TONY ERA
    Money Market Instruments

Credit Suisse Securities (USA) LLC (CSSU)
Volaris Volatility Management Group*
    Option-based Risk Management Strategy

    YIRONG LI, CFA
    DEFINA MALUKI, CFA

*Effective January 31, 2011, Credit Suisse Securities (USA) LLC (CSSU) Volaris
 Volatility Management Group no longer is a co-manager of the Fund and was replaced by USAA Investment Management Company.

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o  HOW DID THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) PERFORM DURING THE
   REPORTING PERIOD?

   For the six months ended June 30, 2011, the Fund had a total return of 4.20%. This compares to returns of 6.02% for the S&P 500 Index (the Index) and 5.11% for the Lipper Flexible Portfolio Funds Index.

o  PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

   The year began on a positive note for the global financial markets, as improving economic growth and accommodative central bank

   Past performance is no guarantee of future results.

   Refer to page 8 for benchmark definitions.

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2  | USAA TOTAL RETURN STRATEGY FUND

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   policies helped fuel investor risk appetites. The result for the markets, through the first four months of the year, was an environment characterized by hearty investor risk appetites and robust gains in the major equity indices.

   The investment backdrop turned much more challenging in May and June. Evidence of slowing global growth, together with the re-emergence of the European sovereign debt crisis and the looming end of the Federal Reserve's stimulative quantitative easing policy ("QE2"), prompted investors to take a more cautious approach. The result was a downward move in the S&P 500 Index. Stocks staged a strong recovery in the final week of the period, which helped the market close the first half firmly in positive territory.

o  WHAT FACTORS DROVE THE FUND'S PERFORMANCE?

   The Fund seeks to have a positive total return every calendar year and outperform the Index over a full market cycle. We employ a multi-pronged, risk-controlled strategy that attempts to mitigate the impact of large stock market downturns, and at the same time participate to a significant degree in the stock market's upside.

   Our approach has several components. The first is our investment in two exchange traded funds (ETFs): the SPDR Trust Series 1, designed to track the S&P 500 Index, and the Vanguard MSCI Emerging Markets ETF, designed to track the MSCI Emerging Markets Index. As designed, these investments -- which made up the majority of the Fund's assets - produced a return in line with their respective benchmarks.

   The second component of the Fund seeks to manage the risk of stock market volatility through an equity hedging strategy. The strategy involves purchasing options that can help hedge the possibility of a market decline, and funding these purchases by selling options and

   Exchange Traded Funds (ETFs) are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. o As interest rates rise, existing bond prices fall.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   collecting the proceeds. This portion of the Fund worked as intended by helping to dampen the volatility that occurred during May and June. While we can be flexible in our hedging, and can in fact remove the hedges if we so choose (thereby achieving full market exposure), we elected to maintain a hedged position even after the spring market downturn. We retain a cautious view on the macroeconomic outlook, and we believe the wide variety of macroeconomic risks hanging over the markets warrant continued hedging in the portfolio.

   The third component, comprising approximately a quarter of the Fund's assets, is a market-neutral strategy managed by QS Investors (QS). QS invests primarily in long and short positions of common stock of large U.S.
   companies and seeks to generate positive returns that have low correlation with the Index. This strategy, which is designed to have zero net market exposure by virtue of the roughly equal dollar amount of its long and short positions, generated strong performance -- relative to its cash benchmark -- in the first half of the year. Although this market-neutral strategy underperformed the S&P 500 Index -- as it typically will in periods in which stock prices are rising -- it achieved its purpose of dampening the Fund's overall volatility and at the same time producing a positive absolute return.

o  HOW WOULD YOU CHARACTERIZE YOUR OUTLOOK AT THIS STAGE OF THE MARKET CYCLE?

   We retain an optimistic view on the economy, but we are growing more cautious. While this caution has not yet been reflected in any major changes to the Portfolio's allocation, we are carefully watching economic developments to assess if any shifts are appropriate.

   Our increased vigilance reflects the mixed picture we see in the economic outlook. On one hand, corporate earnings are strong, and

   Options are considered speculative investment strategies.

   You will find a complete list of securities that the Fund owns on pages
   12-27.

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4  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   certain areas of the economy -- such as manufacturing and business investment -- remain healthy. At the same time, however, housing market weakness, rising energy costs, the evolving sovereign debt crisis in Europe, and the end of QE2 all remain important reasons for caution. Stock market valuations are no longer cheap, so the margin for error is smaller than it has been during the bull run of the past two years.

   With this as the backdrop, economic developments will be critical in our assessment of whether it is appropriate to add or reduce risk in the portfolio. We will not be fully confident that growth is on a self-sustaining path until we see a meaningful decrease in unemployment, rising bank lending to the private sector, and corporate earnings growth that is fueled by top-line revenue increases and not just cost-cutting. Developments in these areas will be our guide in the months ahead.

o  DO YOU HAVE ANY CLOSING THOUGHTS?

   It is easy for investors to become complacent following a period of strong market performance, but this is in fact the time when investors need to become more vigilant. While we maintain a cautiously positive view on the underpinnings of the global financial markets, we will be watching closely to see how the various risk factors evolve as we move through 2011. In this potentially challenging environment, we believe investors will appreciate the Fund's steady approach.

   Thank you for your investment in the Fund.

   THE TOTAL RETURN STRATEGY FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS, HIGHER PORTFOLIO TURNOVER, AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

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FUND RECOGNITION

USAA TOTAL RETURN STRATEGY FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                         out of 1,675 large blend funds
                       for the period ended June 30, 2011:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                      * * *
                               out of 1,675 funds

                                     5-YEAR
                                     * * * *
                               out of 1,434 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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6  | USAA TOTAL RETURN STRATEGY FUND

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INVESTMENT OVERVIEW

USAA TOTAL RETURN STRATEGY FUND (Ticker Symbol: USTRX)



--------------------------------------------------------------------------------
                                          6/30/11                  12/31/10
--------------------------------------------------------------------------------

Net Assets                             140.9 Million            $141.3 Million
Net Asset Value Per Share                  $8.69                    $8.34


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/11
--------------------------------------------------------------------------------
12/31/10 to 6/30/11*        1 Year        5 Years        Since Inception 1/24/05

       4.20%                14.30%         0.93%                  1.09%


--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------

                                      1.98%
               (Includes acquired fund fees and expenses of 0.19%)


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             LIPPER FLEXIBLE PORTFOLIO                         USAA TOTAL RETURN
                    FUNDS INDEX              S&P 500 INDEX       STRATEGY FUND
01/31/05            $10,000.00                 $10,000.00          $10,000.00
02/28/05             10,188.52                  10,210.44           10,020.00
03/31/05             10,007.72                  10,029.64            9,854.00
04/30/05              9,824.85                   9,839.42            9,874.07
05/31/05             10,051.58                  10,152.49            9,884.10
06/30/05             10,125.36                  10,166.90            9,925.25
07/31/05             10,449.34                  10,545.00           10,096.37
08/31/05             10,448.92                  10,448.78            9,965.51
09/30/05             10,600.57                  10,533.41            9,998.75
10/31/05             10,455.83                  10,357.81           10,018.93
11/30/05             10,706.71                  10,749.57           10,039.11
12/31/05             10,806.95                  10,753.25           10,043.95
01/31/06             11,156.20                  11,038.03           10,074.42
02/28/06             11,108.49                  11,067.98           10,104.89
03/31/06             11,285.24                  11,205.75           10,132.31
04/30/06             11,412.27                  11,356.22           10,163.01
05/31/06             11,150.67                  11,029.37           10,203.95
06/30/06             11,138.94                  11,044.32           10,237.82
07/31/06             11,175.97                  11,112.45           10,268.81
08/31/06             11,373.16                  11,376.85           10,310.14
09/30/06             11,498.50                  11,670.03           10,344.23
10/31/06             11,802.06                  12,050.31           10,385.98
11/30/06             12,066.02                  12,279.46           10,521.68
12/31/06             12,187.09                  12,451.71           10,555.63
01/31/07             12,331.83                  12,640.03           10,692.86
02/28/07             12,283.67                  12,392.80           10,471.19
03/31/07             12,399.00                  12,531.41           10,537.71
04/30/07             12,785.79                  13,086.50           10,876.27
05/31/07             13,073.50                  13,543.15           11,204.26
06/30/07             13,014.20                  13,318.15           11,142.87
07/31/07             12,882.48                  12,905.23           11,005.04
08/31/07             12,873.74                  13,098.68           11,111.06
09/30/07             13,381.17                  13,588.55           11,428.12
10/31/07             13,737.37                  13,804.70           11,523.97
11/30/07             13,412.18                  13,227.57           11,172.50
12/31/07             13,353.40                  13,135.81           11,051.97
01/31/08             12,919.38                  12,347.90           10,780.68
02/29/08             12,837.69                  11,946.77           10,698.12
03/31/08             12,666.94                  11,895.18           10,655.48
04/30/08             13,124.02                  12,474.52           11,022.50
05/31/08             13,331.89                  12,636.09           11,271.13
06/30/08             12,733.00                  11,570.83           10,853.18
07/31/08             12,492.21                  11,473.56           10,805.73
08/31/08             12,449.51                  11,639.52           10,948.07
09/30/08             11,283.16                  10,602.35           10,214.35
10/31/08              9,548.04                   8,821.71            8,977.69
11/30/08              9,010.17                   8,188.71            8,537.72
12/31/08              9,344.88                   8,275.84            8,729.62
01/31/09              8,948.31                   7,578.30            8,245.31
02/28/09              8,344.66                   6,771.38            7,724.68
03/31/09              8,897.56                   7,364.52            8,045.34
04/30/09              9,610.14                   8,069.37            8,385.12
05/31/09             10,222.11                   8,520.72            8,809.83
06/30/09             10,054.33                   8,537.62            8,755.23
07/31/09             10,872.60                   9,183.38            9,095.24
08/31/09             11,137.50                   9,514.94            9,228.81
09/30/09             11,609.76                   9,870.00            9,400.03
10/31/09             11,428.59                   9,686.64            9,351.45
11/30/09             11,916.10                  10,267.68            9,655.07
12/31/09             12,070.54                  10,466.00            9,798.67
01/31/10             11,755.01                  10,089.50            9,626.55
02/28/10             11,958.61                  10,402.05            9,798.67
03/31/10             12,542.39                  11,029.76           10,044.54
04/30/10             12,733.39                  11,203.89           10,056.85
05/31/10             12,001.09                  10,309.25            9,761.43
06/30/10             11,610.53                   9,769.58            9,379.83
07/31/10             12,234.31                  10,454.07            9,773.74
08/31/10             11,943.20                   9,982.13            9,441.38
09/30/10             12,702.36                  10,872.98            9,995.31
10/31/10             13,120.98                  11,286.69           10,130.71
11/30/10             13,110.82                  11,288.13           10,044.54
12/31/10             13,628.89                  12,042.54           10,289.47
01/31/11             13,913.64                  12,327.96           10,400.50
02/28/11             14,194.55                  12,750.31           10,597.90
03/31/11             14,259.07                  12,755.38           10,647.25
04/30/11             14,663.53                  13,133.13           10,832.32
05/31/11             14,536.36                  12,984.47           10,770.63
06/30/11             14,324.65                  12,768.03           10,721.28

                                   [END CHART]

              *Data from 1/31/05 to 6/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund to the following benchmarks:

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*The performance of the Lipper Flexible Portfolio Funds Index and the S&P 500 Index is calculated from the end of the month, January 31, 2005, while the Fund's inception date is January 24, 2005. There may be a slight variation of the performance numbers because of this difference. It is not possible to invest directly in an index.

================================================================================

8  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                      TOP 10 COMMON STOCK POSITIONS -- LONG
                                  AS OF 6/30/11
                                (% of Net Assets)

Biogen Idec, Inc. ........................................................  0.3%
Zions Bancorp. ...........................................................  0.3%
Coventry Health Care, Inc. ...............................................  0.3%
IAC/InterActiveCorp. .....................................................  0.3%
UnitedHealth Group, Inc. .................................................  0.3%
Weight Watchers International, Inc. ......................................  0.3%
CBS Corp. "B" ............................................................  0.3%
Humana, Inc. .............................................................  0.3%
International Business Machines Corp. ....................................  0.3%
Priceline.com, Inc. ......................................................  0.3%

                      TOP 10 COMMON STOCK POSITIONS -- SHORT
                                  AS OF 6/30/11
                                (% of Net Assets)

CarMax, Inc. .............................................................  0.3%
Green Mountain Coffee Roasters, Inc. .....................................  0.3%
Silicon Laboratories, Inc. ...............................................  0.3%
Precision Castparts Corp. ................................................  0.3%
Tidewater, Inc. ..........................................................  0.3%
Range Resources Corp. ....................................................  0.3%
Bemis Co., Inc. ..........................................................  0.3%
Regal Entertainment Group "A" ............................................  0.3%
SandRidge Energy, Inc. ...................................................  0.3%
Sysco Corp. ..............................................................  0.2%

 You will find a complete list of securities that the Fund owns on pages 12-27.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      SECTORS -- LONG COMMON STOCK POSITIONS
                                  AS OF 6/30/11
                                (% of Net Assets)

Financials ...............................................................  3.9%
Health Care ..............................................................  3.3%
Consumer Discretionary ...................................................  3.2%
Information Technology ...................................................  2.3%
Industrials ..............................................................  2.2%
Energy ...................................................................  2.0%
Consumer Staples .........................................................  1.4%
Materials ................................................................  1.0%
Telecommunication Services ...............................................  0.8%
Utilities ................................................................  0.3%

                     SECTORS -- SHORT COMMON STOCK POSITIONS
                                  AS OF 6/30/11
                                (% of Net Assets)

Consumer Discretionary ...................................................  3.4%
Financials ...............................................................  3.0%
Health Care ..............................................................  2.6%
Information Technology ...................................................  2.4%
Consumer Staples .........................................................  2.1%
Industrials ..............................................................  2.0%
Energy ...................................................................  1.9%
Materials ................................................................  1.1%
Telecommunication Services ...............................................  1.1%
Utilities ................................................................  0.2%

================================================================================

10  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                                ASSET ALLOCATION
                                  AS OF 6/30/11
                                (% of Net Assets)

Stocks -- Long .........................................................   20.4%
Stock-Based Exchange-Traded Funds* .....................................   78.4%
Money Market Instruments ...............................................    0.7%
Stocks -- Short ........................................................  -19.8%
Purchased Options ......................................................    0.7%

*Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors. The Fund participates in exemptive orders held by certain ETFs that allow the Fund to invest in these ETFs above the level permitted under the Investment Act of 1940.

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              LONG POSITIONS (99.5%)

              COMMON STOCKS (20.4%)(a)

              CONSUMER DISCRETIONARY (3.2%)
              -----------------------------
              ADVERTISING (0.1%)
    8,600     Interpublic Group of Companies, Inc.                          $    107
                                                                            --------
              APPAREL RETAIL (0.3%)
    7,600     Foot Locker, Inc.                                                  181
    8,300     Limited Brands, Inc.                                               319
                                                                            --------
                                                                                 500
                                                                            --------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.4%)
    1,700     Fossil, Inc.*                                                      200
    1,300     Polo Ralph Lauren Corp.                                            173
    1,900     VF Corp.                                                           206
                                                                            --------
                                                                                 579
                                                                            --------
              AUTO PARTS & EQUIPMENT (0.4%)
    4,400     Autoliv, Inc.                                                      345
    3,500     TRW Automotive Holdings Corp.*                                     207
                                                                            --------
                                                                                 552
                                                                            --------
              AUTOMOTIVE RETAIL (0.1%)
      500     AutoZone, Inc.*                                                    147
                                                                            --------
              BROADCASTING (0.3%)
   12,800     CBS Corp. "B"                                                      365
      800     Liberty Media-Starz "A"*                                            60
                                                                            --------
                                                                                 425
                                                                            --------
              CABLE & SATELLITE (0.3%)
    9,400     Comcast Corp. "A"                                                  238
    5,300     Virgin Media, Inc.                                                 159
                                                                            --------
                                                                                 397
                                                                            --------
              CASINOS & GAMING (0.2%)
    2,300     Wynn Resorts Ltd.                                                  330
                                                                            --------
              HOME FURNISHINGS (0.0%)
    1,000     Tempur-Pedic International, Inc.*                                   68
                                                                            --------

================================================================================

12  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              HOMEFURNISHING RETAIL (0.2%)
    3,100     Aaron's, Inc.                                                 $     88
    4,400     Williams-Sonoma, Inc.                                              160
                                                                            --------
                                                                                 248
                                                                            --------
              HOUSEWARES & SPECIALTIES (0.1%)
    1,800     Tupperware Brands Corp.                                            121
                                                                            --------
              INTERNET RETAIL (0.2%)
      700     Priceline.com, Inc.*                                               358
                                                                            --------
              MOVIES & ENTERTAINMENT (0.1%)
    3,400     Madison Square Garden, Inc. "A"*                                    94
                                                                            --------
              PUBLISHING (0.0%)
       84     Washington Post Co. "B"                                             35
                                                                            --------
              RESTAURANTS (0.1%)
    4,300     Brinker International, Inc.                                        105
                                                                            --------
              SPECIALIZED CONSUMER SERVICES (0.3%)
    4,900     Weight Watchers International, Inc.                                370
                                                                            --------
              SPECIALTY STORES (0.1%)
    2,000     Signet Jewelers Ltd.*                                               94
                                                                            --------
              Total Consumer Discretionary                                     4,530
                                                                            --------
              CONSUMER STAPLES (1.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
    1,500     Bunge Ltd.                                                         104
    4,200     Corn Products International, Inc.                                  232
                                                                            --------
                                                                                 336
                                                                            --------
              FOOD RETAIL (0.1%)
    2,000     Whole Foods Market, Inc.                                           127
                                                                            --------
              PACKAGED FOODS & MEAT (0.7%)
    3,800     Hershey Co.                                                        216
    2,200     J.M. Smucker Co.                                                   168
    8,300     Smithfield Foods, Inc.*                                            182
   18,400     Tyson Foods, Inc. "A"                                              357
                                                                            --------
                                                                                 923
                                                                            --------
              PERSONAL PRODUCTS (0.2%)
    5,000     Herbalife Ltd.                                                     288
                                                                            --------
              SOFT DRINKS (0.2%)
    8,500     Coca Cola Enterprises, Inc.                                        248
                                                                            --------
              Total Consumer Staples                                           1,922
                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              ENERGY (2.0%)
              -------------
              INTEGRATED OIL & GAS (0.8%)
    3,300     Chevron Corp.                                                 $    340
    4,400     ConocoPhillips                                                     331
      900     Hess Corp.                                                          67
    6,800     Marathon Oil Corp.                                                 358
                                                                            --------
                                                                               1,096
                                                                            --------
              OIL & GAS DRILLING (0.2%)
    8,200     Patterson-UTI Energy, Inc.                                         259
                                                                            --------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
    2,600     National-Oilwell Varco, Inc.                                       203
    2,900     Seacor Holdings, Inc.                                              290
                                                                            --------
                                                                                 493
                                                                            --------
              OIL & GAS REFINING & MARKETING (0.7%)
    4,700     Holly Corp.                                                        326
   13,500     Tesoro Corp.*                                                      310
   13,500     Valero Energy Corp.                                                345
                                                                            --------
                                                                                 981
                                                                            --------
              Total Energy                                                     2,829
                                                                            --------
              FINANCIALS (3.9%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
      900     BlackRock, Inc. "A"                                                173
                                                                            --------
              CONSUMER FINANCE (0.3%)
    6,900     Capital One Financial Corp.                                        357
                                                                            --------
              MULTI-LINE INSURANCE (0.1%)
    5,300     American International Group, Inc.*                                155
                                                                            --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    6,900     JPMorgan Chase & Co.                                               282
                                                                            --------
              PROPERTY & CASUALTY INSURANCE (0.5%)
    1,800     Allied World Assurance Co.                                         104
    4,100     Fidelity National Financial, Inc. "A"                               64
    8,400     Progressive Corp.                                                  180
    5,300     Travelers Companies, Inc.                                          309
                                                                            --------
                                                                                 657
                                                                            --------
              REAL ESTATE SERVICES (0.1%)
     900      Jones Lang LaSalle, Inc.                                            85
                                                                            --------

================================================================================

14  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              REGIONAL BANKS (1.2%)
   34,900     KeyCorp                                                       $    291
    3,800     M&T Bank Corp.                                                     334
    6,200     Marshall & Ilsley Corp.                                             49
   57,000     Regions Financial Corp.                                            353
   11,900     SunTrust Banks, Inc.                                               307
   15,900     Zions Bancorp.                                                     382
                                                                            --------
                                                                               1,716
                                                                            --------
              REINSURANCE (0.1%)
    1,800     Reinsurance Group of America, Inc. "A"                             110
                                                                            --------
              REITs - DIVERSIFIED (0.2%)
    3,600     Vornado Realty Trust                                               335
                                                                            --------
              REITs - OFFICE (0.2%)
    2,650     CommonWealth REIT                                                   69
    3,200     SL Green Realty Corp.                                              265
                                                                            --------
                                                                                 334
                                                                            --------
              REITs - SPECIALIZED (0.7%)
    4,400     Hospitality Properties Trust                                       107
    4,700     Nationwide Health Properties, Inc.                                 195
    2,500     Public Storage                                                     285
    5,300     Rayonier, Inc.                                                     346
                                                                            --------
                                                                                 933
                                                                            --------
              SPECIALIZED FINANCE (0.1%)
    5,500     NASDAQ OMX Group, Inc.*                                            139
                                                                            --------
              THRIFTS & MORTGAGE FINANCE (0.1%)
   13,400     People's United Financial, Inc.                                    180
                                                                            --------
              Total Financials                                                 5,456
                                                                            --------
              HEALTH CARE (3.3%)
              ------------------
              BIOTECHNOLOGY (0.3%)
    3,700     Biogen Idec, Inc.*                                                 396
    2,000     Myriad Genetics, Inc.*                                              45
                                                                            --------
                                                                                 441
                                                                            --------
              HEALTH CARE DISTRIBUTORS (0.2%)
    3,600     AmerisourceBergen Corp.                                            149
    1,800     McKesson Corp.                                                     151
                                                                            --------
                                                                                 300
                                                                            --------
              HEALTH CARE EQUIPMENT (0.1%)
    5,600     Hologic, Inc.*                                                     113
                                                                            --------


================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              HEALTH CARE SUPPLIES (0.1%)
    1,900     Cooper Companies, Inc.                                        $    151
                                                                            --------
              LIFE SCIENCES TOOLS & SERVICES (0.0%)
      800     PerkinElmer, Inc.                                                   21
                                                                            --------
              MANAGED HEALTH CARE (1.6%)
    8,100     Aetna, Inc.                                                        357
    4,600     CIGNA Corp.                                                        237
   10,400     Coventry Health Care, Inc.*                                        379
    4,300     Health Net, Inc.*                                                  138
    4,500     Humana, Inc.                                                       362
    7,200     UnitedHealth Group, Inc.                                           371
    4,500     WellPoint, Inc.                                                    355
                                                                            --------
                                                                               2,199
                                                                            --------
              PHARMACEUTICALS (1.0%)
    8,200     Bristol-Myers Squibb Co.                                           237
    2,800     Forest Laboratories, Inc.*                                         110
    9,500     Merck & Co., Inc.                                                  335
   16,700     Pfizer, Inc.                                                       344
    5,300     Warner Chilcott plc "A"                                            128
    4,200     Watson Pharmaceuticals, Inc.*                                      289
                                                                            --------
                                                                               1,443
                                                                            --------
              Total Health Care                                                4,668
                                                                            --------
              INDUSTRIALS (2.2%)
              ------------------
              AEROSPACE & DEFENSE (0.2%)
    4,400     Northrop Grumman Corp.                                             305
                                                                            --------
              CONSTRUCTION & ENGINEERING (0.7%)
    2,500     Chicago Bridge & Iron Co.                                           97
    4,200     Fluor Corp.                                                        271
    9,200     KBR, Inc.                                                          347
    5,400     URS Corp.*                                                         242
                                                                            --------
                                                                                 957
                                                                            --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    3,100     Caterpillar, Inc.                                                  330
    1,900     Joy Global, Inc.                                                   181
                                                                            --------
                                                                                 511
                                                                            --------
              INDUSTRIAL CONGLOMERATES (0.1%)
    4,300     McDermott International, Inc.*                                      85
                                                                            --------
              INDUSTRIAL MACHINERY (0.7%)
    4,800     Dover Corp.                                                        326

================================================================================

16  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
    1,600     Eaton Corp.                                                   $     82
    3,200     Parker-Hannifin Corp.                                              287
    5,100     Timken Co.                                                         257
                                                                            --------
                                                                                 952
                                                                            --------
              MARINE (0.0%)
      900     Alexander & Baldwin, Inc.                                           44
                                                                            --------
              TRUCKING (0.2%)
    4,100     Ryder System, Inc.                                                 233
                                                                            --------
              Total Industrials                                                3,087
                                                                            --------
              INFORMATION TECHNOLOGY (2.3%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.4%)
   12,000     Brocade Communications Systems, Inc.*                               78
    7,700     EchoStar Corp. "A"*                                                280
    2,800     Motorola Solutions, Inc.*                                          129
      800     Polycom, Inc.*                                                      51
                                                                            --------
                                                                                 538
                                                                            --------
              COMPUTER STORAGE & PERIPHERALS (0.0%)
    1,600     SanDisk Corp.*                                                      67
                                                                            --------
              ELECTRONIC COMPONENTS (0.2%)
   23,000     Vishay Intertechnology, Inc.*                                      346
                                                                            --------
              INTERNET SOFTWARE & SERVICES (0.3%)
    9,800     IAC/InterActiveCorp.*                                              374
                                                                            --------
              IT CONSULTING & OTHER SERVICES (0.3%)
    2,100     International Business Machines Corp.                              360
                                                                            --------
              SEMICONDUCTOR EQUIPMENT (0.3%)
    7,600     KLA-Tencor Corp.                                                   308
    3,300     Teradyne, Inc.*                                                     49
                                                                            --------
                                                                                 357
                                                                            --------
              SEMICONDUCTORS (0.5%)
    7,500     Altera Corp.                                                       347
    8,500     Cypress Semiconductor Corp.                                        180
   11,900     Fairchild Semiconductor International, Inc.*                       199
                                                                            --------
                                                                                 726
                                                                            --------
              SYSTEMS SOFTWARE (0.1%)
    8,400     CA, Inc.                                                           192
                                                                            --------
              TECHNOLOGY DISTRIBUTORS (0.2%)
    3,100     Arrow Electronics, Inc.*                                           129

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
    3,200     Tech Data Corp.*                                              $    156
                                                                            --------
                                                                                 285
                                                                            --------
              Total Information Technology                                     3,245
                                                                            --------
              MATERIALS (1.0%)
              ----------------
              DIVERSIFIED CHEMICALS (0.6%)
    4,100     Dow Chemical Co.                                                   148
    6,300     E.I. du Pont de Nemours & Co.                                      341
    3,000     Eastman Chemical Co.                                               306
    3,300     Huntsman Corp.                                                      62
                                                                            --------
                                                                                 857
                                                                            --------
              DIVERSIFIED METALS & MINING (0.0%)
      600     Walter Energy, Inc.                                                 69
                                                                            --------
              PAPER PRODUCTS (0.3%)
    3,600     Domtar Corp.                                                       341
    3,000     MeadWestvaco Corp.                                                 100
                                                                            --------
                                                                                 441
                                                                            --------
              STEEL (0.1%)
      900     Cliffs Natural Resources, Inc.                                      83
                                                                            --------
              Total Materials                                                  1,450
                                                                            --------
              TELECOMMUNICATION SERVICES (0.8%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    9,300     Verizon Communications, Inc.                                       346
                                                                            --------
              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    9,100     MetroPCS Communications, Inc.*                                     157
   37,400     Sprint Nextel Corp.*                                               202
    9,600     Telephone & Data Systems, Inc.                                     298
    3,100     U.S. Cellular Corp.*                                               150
                                                                            --------
                                                                                 807
                                                                            --------
              Total Telecommunication Services                                 1,153
                                                                            --------
              UTILITIES (0.3%)
              ----------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    3,600     AES Corp.*                                                          46
    4,796     NRG Energy, Inc.*                                                  118
                                                                            --------
                                                                                 164
                                                                            --------
              MULTI-UTILITIES (0.2%)
    7,400     Ameren Corp.                                                       213
                                                                            --------
              Total Utilities                                                    377
                                                                            --------
              Total Common Stocks (cost: $26,041)                             28,717
                                                                            --------

================================================================================

18  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (78.4%)
  739,384     SPDR Trust Series 1(b)                                        $ 97,576
  265,313     Vanguard MSCI Emerging Markets ETF                              12,900
                                                                            --------
              Total Exchange-Traded Funds (cost: $103,646)                   110,476
                                                                            --------

              MONEY MARKET INSTRUMENTS (0.7%)

              MONEY MARKET FUNDS (0.7%)
  909,586     State Street Institutional Liquid Reserve Fund, 0.15%(c)
                 (cost: $910)                                                    910
                                                                            --------
              Total Long Positions (cost: $130,597)                          140,103
                                                                            --------

              TOTAL INVESTMENTS (COST: $130,597)                            $140,103
                                                                            ========

              SHORT POSITIONS (19.8%)

              COMMON STOCKS (19.8%)

              CONSUMER DISCRETIONARY (3.4%)
              -----------------------------
              APPAREL RETAIL (0.2%)
      900     Guess?, Inc.                                                        38
   10,600     Urban Outfitters, Inc.*                                            298
                                                                            --------
                                                                                 336
                                                                            --------
              AUTO PARTS & EQUIPMENT (0.1%)
    2,900     Johnson Controls, Inc.                                             121
                                                                            --------
              AUTOMOBILE MANUFACTURERS (0.0%)
    1,400     Thor Industries, Inc.                                               40
                                                                            --------
              AUTOMOTIVE RETAIL (0.3%)
   12,700     CarMax, Inc.*                                                      420
                                                                            --------
              CABLE & SATELLITE (0.2%)
    6,200     Cablevision Systems Corp. "A"                                      225
                                                                            --------
              CASINOS & GAMING (0.4%)
    6,000     Bally Technologies, Inc.*                                          244
   11,300     WMS Industries, Inc.*                                              347
                                                                            --------
                                                                                 591
                                                                            --------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
    6,900     RadioShack Corp.                                                    92
                                                                            --------
              EDUCATION SERVICES (0.2%)
    3,800     Apollo Group, Inc. "A"*                                            166
    1,800     DeVry, Inc.                                                        106
                                                                            --------
                                                                                 272
                                                                            --------
              GENERAL MERCHANDISE STORES (0.2%)
      600     Big Lots, Inc.*                                                     20

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
    3,100     Family Dollar Stores, Inc.                                    $    163
    3,100     Target Corp.                                                       145
                                                                            --------
                                                                                 328
                                                                            --------
              HOMEBUILDING (0.7%)
   13,000     D.R. Horton, Inc.                                                  150
   25,000     KB Home                                                            245
    4,200     Lennar Corp. "A"                                                    76
   14,000     M.D.C. Holdings, Inc.                                              345
    8,300     Toll Brothers, Inc.*                                               172
                                                                            --------
                                                                                 988
                                                                            --------
              INTERNET RETAIL (0.2%)
    1,700     Amazon.com, Inc.*                                                  348
                                                                            --------
              LEISURE PRODUCTS (0.1%)
    2,000     Hasbro, Inc.                                                        88
                                                                            --------
              MOVIES & ENTERTAINMENT (0.4%)
   12,200     DreamWorks Animation SKG, Inc. "A"*                                245
   28,800     Regal Entertainment Group "A"                                      356
                                                                            --------
                                                                                 601
                                                                            --------
              SPECIALIZED CONSUMER SERVICES (0.1%)
    6,100     H&R Block, Inc.                                                     98
                                                                            --------
              SPECIALTY STORES (0.2%)
   14,900     Staples, Inc.                                                      235
                                                                            --------
              Total Consumer Discretionary                                     4,783
                                                                            --------
              CONSUMER STAPLES (2.1%)
              -----------------------
              FOOD DISTRIBUTORS (0.2%)
   11,300     Sysco Corp.                                                        352
                                                                            --------
              HOUSEHOLD PRODUCTS (0.3%)
    3,700     Clorox Co.                                                         250
    2,600     Procter & Gamble Co.                                               165
                                                                            --------
                                                                                 415
                                                                            --------
              PACKAGED FOODS & MEAT (0.9%)
    6,500     Campbell Soup Co.                                                  225
    4,200     Green Mountain Coffee Roasters, Inc.*                              375
    5,700     Kellogg Co.                                                        315
    8,800     Kraft Foods, Inc. "A"                                              310
                                                                            --------
                                                                               1,225
                                                                            --------
              PERSONAL PRODUCTS (0.2%)
    8,800     Avon Products, Inc.                                                247
                                                                            --------

================================================================================

20  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              SOFT DRINKS (0.5%)
    5,200     Coca-Cola Co.                                                 $    350
    5,000     PepsiCo, Inc.                                                      352
                                                                            --------
                                                                                 702
                                                                            --------
              Total Consumer Staples                                           2,941
                                                                            --------
              ENERGY (1.9%)
              -------------
              COAL & CONSUMABLE FUELS (0.1%)
    4,200     CONSOL Energy, Inc.                                                204
                                                                            --------
              OIL & GAS DRILLING (0.1%)
    2,389     ENSCO International plc ADR                                        127
                                                                            --------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
    5,600     Cameron International Corp.*                                       282
      300     Core Laboratories N.V.                                              33
    2,400     FMC Technologies, Inc.*                                            107
    6,700     Tidewater, Inc.                                                    361
                                                                            --------
                                                                                 783
                                                                            --------
              OIL & GAS EXPLORATION & PRODUCTION (1.0%)
   12,600     EXCO Resources, Inc.                                               222
    6,500     Range Resources Corp.                                              361
   33,100     SandRidge Energy, Inc.*                                            353
    3,400     Southwestern Energy Co.*                                           146
    7,300     Ultra Petroleum Corp.*                                             334
                                                                            --------
                                                                               1,416
                                                                            --------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    6,100     Spectra Energy Corp.                                               167
                                                                            --------
              Total Energy                                                     2,697
                                                                            --------
              FINANCIALS (3.0%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    6,700     Northern Trust Corp.                                               308
                                                                            --------
              CONSUMER FINANCE (0.0%)
      600     Hillenbrand, Inc.                                                   14
                                                                            --------
              DIVERSIFIED BANKS (0.1%)
    6,700     U.S. Bancorp                                                       171
                                                                            --------
              INVESTMENT BANKING & BROKERAGE (0.2%)
    5,700     Greenhill & Co., Inc.                                              307
                                                                            --------
              MULTI-LINE INSURANCE (0.3%)
   32,700     Genworth Financial, Inc. "A"*                                      336
                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
   10,600     Assured Guaranty Ltd.                                         $    173
                                                                            --------
              REAL ESTATE DEVELOPMENT (0.0%)
      800     Howard Hughes Corp.*                                                52
                                                                            --------
              REGIONAL BANKS (0.5%)
    1,700     Bank of Hawaii Corp.                                                79
    3,700     Cullen/Frost Bankers, Inc.                                         210
    7,300     First Horizon National Corp.                                        70
   23,800     TCF Financial Corp.                                                328
                                                                            --------
                                                                                 687
                                                                            --------
              REITs - OFFICE (0.5%)
      800     Alexandria Real Estate Equities, Inc.                               62
    3,300     Boston Properties, Inc.                                            350
    9,000     Corporate Office Properties Trust                                  280
                                                                            --------
                                                                                 692
                                                                            --------
              REITs - RESIDENTIAL (0.4%)
    4,800     Apartment Investment & Management Co. "A"                          122
    1,900     BRE Properties, Inc.                                                95
   13,200     UDR, Inc.                                                          324
                                                                            --------
                                                                                 541
                                                                            --------
              REITs - RETAIL (0.2%)
    1,100     Federal Realty Investment Trust                                     94
    4,800     Regency Centers Corp.                                              211
                                                                            --------
                                                                                 305
                                                                            --------
              REITs - SPECIALIZED (0.1%)
    3,200     Health Care REIT, Inc.                                             168
                                                                            --------
              THRIFTS & MORTGAGE FINANCE (0.4%)
    8,800     First Niagara Financial Group, Inc.                                116
   27,000     Hudson City Bancorp, Inc.                                          221
   10,300     New York Community Bancorp, Inc.                                   155
    2,200     Washington Federal, Inc.                                            36
                                                                            --------
                                                                                 528
                                                                            --------
              Total Financials                                                 4,282
                                                                            --------
              HEALTH CARE (2.6%)
              ------------------
              BIOTECHNOLOGY (0.8%)
    3,800     Amylin Pharmaceuticals, Inc.*                                       51
   12,600     BioMarin Pharmaceutical, Inc.*                                     343
    8,600     Dendreon Corp.*                                                    339

================================================================================

22  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
   13,300     Human Genome Sciences, Inc.*                                  $    326
    1,600     Vertex Pharmaceuticals, Inc.*                                       83
                                                                            --------
                                                                               1,142
                                                                            --------
              HEALTH CARE DISTRIBUTORS (0.1%)
    5,800     Patterson Companies, Inc.                                          191
                                                                            --------
              HEALTH CARE EQUIPMENT (0.7%)
    2,700     Gen-Probe, Inc.*                                                   187
    4,400     Hospira, Inc.*                                                     249
      400     Intuitive Surgical, Inc.*                                          149
   11,100     ResMed, Inc.*                                                      343
                                                                            --------
                                                                                 928
                                                                            --------
              HEALTH CARE FACILITIES (0.3%)
    2,900     Universal Health Services, Inc. "B"                                150
   12,800     VCA Antech, Inc.*                                                  271
                                                                            --------
                                                                                 421
                                                                            --------
              HEALTH CARE SERVICES (0.4%)
    5,900     Express Scripts, Inc.*                                             318
    1,100     Medco Health Solutions, Inc.*                                       62
    2,700     Quest Diagnostics, Inc.                                            160
                                                                            --------
                                                                                 540
                                                                            --------
              HEALTH CARE SUPPLIES (0.1%)
    2,800     DENTSPLY International, Inc.                                       107
                                                                            --------
              HEALTH CARE TECHNOLOGY (0.2%)
   13,500     Allscripts - Misys Healthcare Solutions, Inc.*                     262
                                                                            --------
              Total Health Care                                                3,591
                                                                            --------
              INDUSTRIALS (2.0%)
              ------------------
              AEROSPACE & DEFENSE (0.7%)
    4,400     Boeing Co.                                                         326
    2,200     Precision Castparts Corp.                                          362
    9,000     Spirit AeroSystems Holdings, Inc. "A"*                             198
      800     TransDigm Group, Inc.*                                              73
                                                                            --------
                                                                                 959
                                                                            --------
              AIR FREIGHT & LOGISTICS (0.1%)
    8,900     UTi Worldwide, Inc.                                                175
                                                                            --------
              BUILDING PRODUCTS (0.4%)
    7,400     Lennox International, Inc.                                         319
   19,900     Masco Corp.                                                        239
                                                                            --------
                                                                                 558
                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              CONSTRUCTION & ENGINEERING (0.2%)
    4,500     Quanta Services, Inc.*                                        $     91
    4,700     Shaw Group, Inc.*                                                  142
                                                                            --------
                                                                                 233
                                                                            --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    5,400     Terex Corp.*                                                       154
      600     Wabtec Corp.                                                        39
                                                                            --------
                                                                                 193
                                                                            --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
    2,900     Robert Half International, Inc.                                     78
                                                                            --------
              INDUSTRIAL MACHINERY (0.1%)
    1,100     Flowserve Corp.                                                    121
                                                                            --------
              RESEARCH & CONSULTING SERVICES (0.1%)
    2,100     Dun & Bradstreet Corp.                                             159
                                                                            --------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
    4,200     Fastenal Co.                                                       151
                                                                            --------
              TRUCKING (0.1%)
    1,600     Con-Way, Inc.                                                       62
    2,600     Landstar System, Inc.                                              121
                                                                            --------
                                                                                 183
                                                                            --------
              Total Industrials                                                2,810
                                                                            --------
              INFORMATION TECHNOLOGY (2.4%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
    4,700     Adobe Systems, Inc.*                                               148
                                                                            --------
              COMMUNICATIONS EQUIPMENT (0.5%)
   14,300     Ciena Corp.*                                                       263
   11,100     Cisco Systems, Inc.                                                173
    3,000     Juniper Networks, Inc.*                                             94
    3,300     Motorola Mobility Holdings, Inc.*                                   73
   18,000     Tellabs, Inc.                                                       83
                                                                            --------
                                                                                 686
                                                                            --------
              COMPUTER HARDWARE (0.0%)
    3,000     NCR Corp.*                                                          57
                                                                            --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    1,700     Alliance Data Systems Corp.*                                       160
      400     MasterCard, Inc. "A"                                               120
                                                                            --------
                                                                                 280
                                                                            --------

================================================================================

24  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              ELECTRONIC COMPONENTS (0.2%)
    6,900     Dolby Laboratories, Inc. "A"*                                 $    293
                                                                            --------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    3,200     FLIR Systems, Inc.                                                 108
                                                                            --------
              INTERNET SOFTWARE & SERVICES (0.4%)
    8,300     Akamai Technologies, Inc.*                                         261
    1,400     Equinix, Inc.*                                                     142
    2,700     WebMD Health Corp. "A"*                                            123
                                                                            --------
                                                                                 526
                                                                            --------
              SEMICONDUCTOR EQUIPMENT (0.0%)
    5,800     MEMC Electronic Materials, Inc.*                                    49
                                                                            --------
              SEMICONDUCTORS (0.9%)
   21,100     Advanced Micro Devices, Inc.*                                      148
    8,100     Broadcom Corp. "A"                                                 272
    8,800     Cree, Inc.*                                                        296
   12,700     Intersil Corp. "A"                                                 163
    2,500     PMC-Sierra, Inc.*                                                   19
    8,800     Silicon Laboratories, Inc.*                                        363
                                                                            --------
                                                                               1,261
                                                                            --------
              Total Information Technology                                     3,408
                                                                            --------
              MATERIALS (1.1%)
              ----------------
              GOLD (0.1%)
    1,700     Royal Gold, Inc.                                                   100
                                                                            --------
              PAPER PACKAGING (0.3%)
   10,600     Bemis Co., Inc.                                                    358
                                                                            --------
              SPECIALTY CHEMICALS (0.4%)
    8,700     Nalco Holding Co.                                                  242
    3,300     Sherwin-Williams Co.                                               277
                                                                            --------
                                                                                 519
                                                                            --------
              STEEL (0.3%)
   13,000     AK Steel Holding Corp.                                             205
    2,500     Carpenter Technology Corp.                                         144
    3,200     United States Steel Corp.                                          147
                                                                            --------
                                                                                 496
                                                                            --------
              Total Materials                                                  1,473
                                                                            --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------
                                                                              MARKET
NUMBER                                                                         VALUE
OF SHARES     SECURITY                                                         (000)
------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (1.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   43,000     Frontier Communications Corp.                                 $    347
   16,700     Windstream Corp.                                                   216
                                                                            --------
                                                                                 563
                                                                            --------
              WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    6,500     American Tower Corp. "A"*                                          340
    7,600     Crown Castle International Corp.*                                  310
    9,200     SBA Communications Corp. "A"*                                      352
                                                                            --------
                                                                               1,002
                                                                            --------
              Total Telecommunication Services                                 1,565
                                                                            --------
              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
   11,700     PPL Corp.                                                          326
                                                                            --------
              Total Common Stocks (proceeds: $28,238)                         27,876
                                                                            --------

              TOTAL SHORT POSITIONS (PROCEEDS: $28,238)                     $ 27,876
                                                                            ========

------------------------------------------------------------------------------------
NUMBER
OF CONTRACTS
------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.7%)
    1,300     Put - iShares MSCI Emerging Markets Index expiring
                 August 20, 2011 at 43                                            48
    1,400     Put - iShares MSCI Emerging Markets Index expiring
                 August 20, 2011 at 45                                            96
      100     Put - S&P 500 Index expiring August 20, 2011 at 1250               111
      600     Put - S&P 500 Index expiring August 20, 2011 at 1260               765
                                                                            --------

              TOTAL PURCHASED OPTIONS (COST: $1,724)                        $  1,020
                                                                            ========

              WRITTEN OPTIONS (0.6%)
     (200)    Call - S&P 500 Index expiring August 20, 2011 at 1300             (791)
                                                                            --------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $615)               $   (791)
                                                                            ========

================================================================================

26  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
($ IN 000s)                                                  VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                          QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                      IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------
Long Positions:
  Common Stocks                                $ 28,717                   $-              $-       $ 28,717
  Exchange-Traded Funds                         110,476                    -               -        110,476
  Money Market Instruments                          910                    -               -            910
Purchased Options                                 1,020                    -               -          1,020
-----------------------------------------------------------------------------------------------------------
Total                                          $141,123                   $-              $-       $141,123
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                          QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                      IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
LIABILITIES                   FOR IDENTICAL LIABILITIES               INPUTS          INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------
Short Positions:
  Common Stocks                                $(27,876)                  $-              $-       $(27,876)
Written Options                                    (791)                   -               -           (791)
-----------------------------------------------------------------------------------------------------------
Total                                          $(28,667)                  $-              $-       $(28,667)
-----------------------------------------------------------------------------------------------------------

For the period of January 1, 2011, through June 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.3% of net assets at June 30, 2011.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

REIT     Real estate investment trust

================================================================================

28  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

o  SPECIFIC NOTES

   (a) Securities are pledged with a broker as collateral for short positions borrowed and segregated to cover the value of the short positions.

   (b) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at June 30, 2011.

   (c) Rate represents the money market fund annualized seven-day yield at June 30, 2011.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $130,597)            $140,103
  Purchased options, at market value (cost of $1,724)                         1,020
  Cash                                                                           10
  Deposits with broker for securities sold short                             28,449
  Receivables:
    Capital shares sold                                                          43
    Dividends and interest                                                      503
    Securities sold                                                           2,897
                                                                           --------
      Total assets                                                          173,025
                                                                           --------
LIABILITIES
  Payables:
    Dividends for securities sold short                                          44
    Securities purchased                                                      3,120
    Capital shares redeemed                                                     176
  Securities sold short, at market value (proceeds of $28,238)               27,876
  Written options, at market value (premiums received of $615)                  791
  Accrued management fees                                                        68
  Accrued transfer agent's fees                                                   5
  Other accrued expenses and payables                                            66
                                                                           --------
      Total liabilities                                                      32,146
                                                                           --------
        Net assets applicable to capital shares outstanding                $140,879
                                                                           ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $176,081
  Overdistribution of net investment income                                     (41)
  Accumulated net realized loss on investments, securities
    sold short, and options                                                 (44,149)
  Net unrealized appreciation of investments, securities
    sold short, and options                                                   8,988
                                                                           --------
        Net assets applicable to capital shares outstanding                $140,879
                                                                           ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                 16,215
                                                                           ========
  Net asset value, redemption price, and offering price per share          $   8.69
                                                                           ========

See accompanying notes to financial statements.

================================================================================

30  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                             $ 1,168
  Interest                                                                    2
                                                                        -------
      Total income                                                        1,170
                                                                        -------
EXPENSES
  Management fees                                                           423
  Administration and servicing fees                                         106
  Transfer agent's fees                                                     249
  Custody and accounting fees                                                50
  Postage                                                                    19
  Shareholder reporting fees                                                 15
  Trustees' fees                                                              7
  Registration fees                                                          18
  Professional fees                                                          39
  Dividend expense on securities sold short                                 227
  Other                                                                      27
                                                                        -------
      Total expenses                                                      1,180
                                                                        -------
NET INVESTMENT LOSS                                                         (10)
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SECURITIES SOLD SHORT, AND OPTIONS
  Net realized gain (loss) on:
    Investments                                                          (5,476)
    Securities sold short                                                 2,002
    Options                                                                (613)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                           6,502
    Securities sold short                                                 3,296
    Options                                                                 128
                                                                        -------
      Net realized and unrealized gain                                    5,839
                                                                        -------
  Increase in net assets resulting from operations                      $ 5,829
                                                                        =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2011 (unaudited), and year ended
December 31, 2010

--------------------------------------------------------------------------------

                                                               6/30/2011      12/31/2010
----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                                  $    (10)       $      4
  Net realized loss on investments                                (5,476)         (6,634)
  Net realized gain on securities sold short                       2,002           4,681
  Net realized loss on options                                      (613)         (6,011)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                    6,502          14,526
    Securities sold short                                          3,296           1,848
    Options                                                          128          (1,467)
                                                                ------------------------
  Increase in net assets resulting from operations                 5,829           6,947
                                                                ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                -            (507)
                                                                ------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       12,671          29,497
  Reinvested dividends                                                 -             500
  Cost of shares redeemed                                        (18,912)        (44,353)
                                                                ------------------------
    Decrease in net assets from capital share transactions        (6,241)        (14,356)
                                                                ------------------------
  Capital contribution from USAA Transfer Agency Company               -               1
                                                                ------------------------
  Net decrease in net assets                                        (412)         (7,915)

NET ASSETS
  Beginning of period                                            141,291         149,206
                                                                ------------------------
  End of period                                                 $140,879        $141,291
                                                                ========================
Accumulated overdistribution of net investment income:
  End of period                                                 $    (41)       $    (31)
                                                                ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      1,482           3,658
  Shares issued for dividends reinvested                               -              61
  Shares redeemed                                                 (2,212)         (5,504)
                                                                ------------------------
    Decrease in shares outstanding                                  (730)         (1,785)
                                                                ========================

See accompanying notes to financial statements.

================================================================================

32  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), a single corporate bond, or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including ETFs and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

        the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

34  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   6. Repurchase agreements are valued at cost, which approximates market value.

   7.   Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

   8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective.

================================================================================

36  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

   Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

   Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

   original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

   In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2011*
   (IN THOUSANDS)

                                          ASSET DERIVATIVES               LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------------
                                  STATEMENT OF                        STATEMENT OF
                                  ASSETS AND                          ASSETS AND
DERIVATIVES NOT ACCOUNTED         LIABILITIES                         LIABILITIES
FOR AS HEDGING INSTRUMENTS        LOCATION             FAIR VALUE     LOCATION           FAIR VALUE
---------------------------------------------------------------------------------------------------
Equity contracts                  Purchased              $1,020       Written options       $791
                                  options
---------------------------------------------------------------------------------------------------

* For open derivative instruments as of June 30, 2011, see the portfolio of investments, which is also indicative of activity for the period ended June 30, 2011.

================================================================================

38  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2011
   (IN THOUSANDS)

                                                                            CHANGE IN
                                                                            UNREALIZED
DERIVATIVES NOT                                         REALIZED            APPRECIATION
ACCOUNTED FOR AS           STATEMENT OF                 GAIN (LOSS)         (DEPRECIATION)
HEDGING INSTRUMENTS        OPERATIONS LOCATION          ON DERIVATIVES      ON DERIVATIVES
------------------------------------------------------------------------------------------
Equity contracts           Net realized gain (loss)         $(613)               $128
                           on options/Change in net
                           unrealized appreciation/
                           depreciation of options
------------------------------------------------------------------------------------------

D. SHORT POSITIONS -- The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. In order to sell securities it does not own, the Fund must borrow the securities from a broker or lending agent. If the borrowed security pays a dividend during this time, the Fund must pay the amount of the dividend to the broker or lending agent. This amount is shown as "dividend expense" on the Fund's statement of operations. The Fund is subject to risk of loss if the broker executing the short sale or the lending agent were to fail to perform its obligation under the contractual terms.

   Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance-sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. Because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

   The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

G. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and expense on securities sold short, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

================================================================================

40  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2011, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2011, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2010, the Fund had capital loss carryovers of $25,224,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2017 and 2018, as shown in the following table. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

          CAPITAL LOSS CARRYOVERS
--------------------------------------------
 EXPIRES                           BALANCE
---------                        -----------
   2017                          $17,718,000
   2018                            7,506,000
                                 -----------
                        Total    $25,224,000
                                 ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of

================================================================================

42  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

June 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2011, were $43,564,000 and $53,787,000, respectively.

As of June 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2011, were $9,989,000 and $1,187,000, respectively, resulting in net unrealized appreciation of $8,802,000.

For the six-month period ended June 30, 2011 transactions in written call and put options* were as follows:

                                                                         PREMIUMS
                                           NUMBER OF                     RECEIVED
                                           CONTRACTS                      (000's)
                                           --------------------------------------
Outstanding at December 31, 2010              1,742                      $  1,677
Options written                               9,152                         9,561
Options terminated in closing
  purchase transactions                     (10,144)                      (10,038)
Options expired                                (550)                         (584)
                                           --------------------------------------
Outstanding at June 30, 2011                    200                      $    616
                                           ======================================

* Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

   agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager also is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index over the performance period. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-----------------------------------------------------------------------------
+/- 1.00% to 4.00%                 +/- 0.04%
+/- 4.01% to 7.00%                 +/- 0.05%
+/- 7.01% and greater              +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

================================================================================

44  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the six-month period ended June 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $423,000, which included a (0.05)% performance adjustment of $(35,000).

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with QS Investors, LLC (QS), under which QS directs the investment and reinvestment of a portion of the Fund's assets invested in equity securities (as allocated from time to time by the Manager). The Manager (not the Fund) pays QS a subadvisory fee in the annual amount of 0.60% of the portion of the Fund's average daily net assets that QS manages. For the six-month period ended June 30, 2011, the Manager incurred subadvisory fees, paid or payable to QS, of $87,000.

   Effective January 31, 2011, the Manager terminated its investment subadvisory agreement with Credit Suisse Securities (USA) LLC (CSSU) for its Volaris Volatility Management Group (Volaris Group). For the period-ended June 30, 2011, the Manager incurred subadvisory fees for the Fund, paid or payable to CSSU's Volaris Group of $11,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

   For the six-month period ended June 30, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $106,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2011, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $249,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

46  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(7) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                      JUNE 30,                              YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                        2011            2010            2009             2008           2007            2006
                                    ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period               $   8.34        $   7.97        $   7.21         $   9.37       $  10.00        $   9.89
                                    ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income (loss)          (.00)(a)         .03             .03              .13            .13             .39
  Net realized and
    unrealized gain (loss)               .35             .37             .85(b)         (2.09)           .35             .11
                                    ----------------------------------------------------------------------------------------
Total from investment operations         .35             .40             .88            (1.96)           .48             .50
                                    ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   --            (.03)           (.03)            (.13)          (.13)           (.39)
  Realized capital gains                  --              --            (.09)            (.07)          (.98)             --
                                    ----------------------------------------------------------------------------------------
Total distributions                       --            (.03)           (.12)            (.20)         (1.11)           (.39)
                                    ----------------------------------------------------------------------------------------
Net asset value at end of period    $   8.69        $   8.34        $   7.97         $   7.21       $   9.37        $  10.00
                                    ========================================================================================
Total return (%)*                       4.20            5.01           12.25(b),(d)    (21.01)          4.70(c)         5.09
Net assets at end of period (000)   $140,879        $141,291        $149,206         $142,978       $250,714        $293,619
Ratios to average net assets:**
  Expenses including dividend
    expense on securities sold
    short (%)(e)
    Including reimbursements            1.68(k)         1.79            1.56(d),(f)      1.31(f)        1.12(c),(f)     1.00(f)
    Excluding reimbursements            1.68(k)         1.79            1.70(d)          1.60           1.31            1.20
  Expenses excluding dividend
    expense on securities sold
    short (%)(e)
    Including reimbursements            1.35(k)         1.35            1.29(d),(f)      1.00(f)        1.00(c),(f)     1.00(f)
    Excluding reimbursements            1.35(k)         1.35            1.43(d)          1.29           1.19            1.20
  Net investment income (loss) (%)      (.01)(k)         .00(g)          .41             1.00           1.22            4.09
Portfolio turnover (%)(j)                 31(h)           71(h)           68(h)           384(h)         471(h)          200(i)

================================================================================

48 | USAA TOTAL RETURN STRATEGY FUND

================================================================================

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2011, average net assets were $142,004,000.
(a)  Represents less than $0.01 per share.
(b) For the year ended December 31, 2009, the Manager reimbursed the Fund $8,000 for a loss incurred from the sale of option contracts that were purchased in excess of what was required to hedge the equity portion of the Fund's portfolio. The effect of this reimbursement on the Fund's net realized loss per share and total return was less than $0.01/0.01%.
(c) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The effect of this reimbursement on the Fund's total return and ratio of expenses to average net assets was less than 0.01%.
(d) During the year ended December 31, 2009, SAS voluntarily reimbursed the Fund $56,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.04%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Prior to May 1, 2009, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets, excluding the effect of any dividend expense for securities sold short.
(g)  Represents less than 0.01%.
(h) Calculated excluding securities sold short, covers on securities sold short, and options transactions. The turnover rate for the portion of the Fund invested in ETFs and bonds was calculated using average daily market value for the years ended December 31, 2007, and 2008, and calculated using average monthly market value for the years ended December 31, 2009, and 2010.
(i) Calculated using average daily market value for the number of months during which the Fund was invested in long-term securities (ETFs and bonds), which, for the year ended December 31, 2006, was two.
(j) The Fund's various investment strategies may create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates exceeding 100%.
(k) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

EXPENSE EXAMPLE

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2011, through June 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

50  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                      BEGINNING              ENDING             DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE        JANUARY 1, 2011 -
                                   JANUARY 1, 2011       JUNE 30, 2011          JUNE 30, 2011
                                   ------------------------------------------------------------
Actual                                $1,000.00            $1,041.97                $8.51

Hypothetical
 (5% return before expenses)           1,000.00             1,016.46                 8.40

* Expenses are equal to the Fund's annualized expense ratio of 1.68%, which is net of any reimbursements and expenses paid indirectly and includes dividend expense for securities sold short, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.20% for the six-month period of January 1, 2011, through June 30, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

ADVISORY AGREEMENT

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information

================================================================================

52  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

concerning the Fund's performance and related services provided by the Manager and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and

================================================================================

                                                        ADVISORY AGREEMENT |  53

================================================================================

investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end sales loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment

================================================================================

54  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

-- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and above the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also took into account Management's discussion of the Fund's expenses, including the various components contributing to the Fund's expense ratio. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/ objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2010. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-, three-, and five-year periods ended December 31, 2010. The Board took into account management's discussion of the Fund's performance, as well as the various steps management has taken to address the Fund's performance, including a recent change to the Fund's investment strategy.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account Management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is

================================================================================

56  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Board considered information provided to it regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Board noted that the materials provided to it by the Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence reviews of the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement were paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, and the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees the Subadviser charges to comparable clients, as applicable. The Board considered, among other data, that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2010, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance. The Board also noted the Subadviser's long-term performance record for similar accounts, as applicable.

================================================================================

58  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

CONCLUSIONS -- The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  59

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
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>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
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   48704-0811                                (C)2011, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/26/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.